Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000002889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class AAA
C000002891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class C
Average Annual Return, Percent	6.00%	10.93%	9.99%	5.81%
C000002887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class I
C000002888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Dividend Growth Fund - Class A
Average Annual Return, Percent	1.18%	6.28%	9.52%	5.97%
Without Sales Load [Member] | C000002889
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%	12.74%	10.81%	6.60%
Without Sales Load [Member] | C000002891
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	11.93%	9.99%	5.81%
Without Sales Load [Member] | C000002887
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	13.86%	11.95%	7.58%
Without Sales Load [Member] | C000002888
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	12.76%	10.83%	6.60%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	14.14%	15.57%	10.42%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	14.14%	15.57%	10.42%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	14.14%	15.57%	10.42%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	10.22%	11.00%	9.89%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	14.14%	15.57%	10.42%